Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Prepayments	€ 2,938,215	€ 5,747,025
Total	€ 2,938,215	€ 5,747,025